Condensed Consolidating and Combining Financial Statements (Schedule of Condensed Consolidating and Combining Statements of Comprehensive Income) (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Condensed Consolidating Financial Statements
Net sales	$ 557.8	$ 545.2	$ 570.0	[1]	$ 585.3	$ 504.0	$ 513.1	$ 516.3	$ 523.1	$ 503.7	$ 1,098.0	$ 1,089.3	$ 2,204.5	$ 2,056.2	$ 2,021.8
Cost of sales	295.2				311.8						579.8	582.3	1,179.6	1,091.4	1,106.9
Gross profit	262.6	252.1	265.8	[1]	273.5	233.5	233.3	243.2	253.5	234.8	518.2	507.0	1,024.9	964.8	914.9
Selling, general and administrative expenses	194.1				160.7						340.3	307.5	609.9	551.7	532.5
Research and development expenses	41.4				39.2						80.4	77.6	165.7	144.1	141.5
Separation costs	2.6				14.4						4.8	26.4	74.2	25.5	2.9
Restructuring charges, net	21.7				6.4						29.7	6.6	33.2	11.2	8.4
Gains on divestiture and license	(0.9)				(0.7)						(13.8)	(1.4)	(2.9)	(2.9)	(11.1)
Operating (loss) income	3.7				53.5						76.8	90.3	144.8	235.2	240.7
Interest expense	(12.4)				(0.1)						(22.2)	(0.2)	(19.5)	(0.5)	(0.6)
Interest income	0.5				0.1						0.8	0.1	0.3	0.4	0.2
Other income (expense), net	(0.4)				0						(1.0)	0.2	0.8	1.0	2.9
Intercompany interest and fees	0				0						0	0	0
Equity in net income of subsidiaries	0				0						0	0	0
Income (loss) from continuing operations before income taxes	(8.6)				53.5						54.4	90.4	126.4	236.1	243.2
Income tax expense (benefit)	(20.3)				19.0						(3.7)	36.1	68.6	94.8	86.2
Income (loss) from continuing operations	11.7	31.2	(27.7)	[1]	34.5	19.8	27.3	35.1	42.3	36.6	58.1	54.3	57.8	141.3	157.0
Income from discontinued operations, net of income taxes	(0.1)	2.3	(0.2)	[1]	(0.5)	(0.6)	(1.1)	(1.9)	(3.4)	(0.3)	(0.9)	(1.1)	1.0	(6.7)	(6.3)
Net income	11.6	33.5	(27.9)	[1]	34.0	19.2	26.2	33.2	38.9	36.3	57.2	53.2	58.8	134.6	150.7
Other comprehensive income (loss), net of tax	(2.3)				(14.5)						(2.1)	(13.9)	28.4	(13.6)	11.9
Comprehensive income (loss)	9.3				19.5						55.1	39.3	87.2	121.0	162.6
Mallinckrodt plc
Condensed Consolidating Financial Statements
Net sales	0				0						0	0	0
Cost of sales	0				0						0	0	0
Gross profit	0				0						0	0	0
Selling, general and administrative expenses	7.9				0						11.9	0	5.4
Research and development expenses	0				0						0	0	0
Separation costs	0.6				0						1.4	0	3.2
Restructuring charges, net	0				0						0	0	0
Gains on divestiture and license	0				0						0	0	0
Operating (loss) income	(8.5)				0						(13.3)	0	(8.6)
Interest expense	0				0						0	0	0
Interest income	0				0						0	0	0
Other income (expense), net	22.3				0						23.0	0	0.2
Intercompany interest and fees	(0.9)				0						(4.0)	0	(9.5)
Equity in net income of subsidiaries	(1.1)				34.0						51.5	53.2	76.4
Income (loss) from continuing operations before income taxes	11.8				34.0						57.2	53.2	58.5
Income tax expense (benefit)	0.2				0						0	0	(0.3)
Income (loss) from continuing operations	11.6				34.0						57.2	53.2	58.8
Income from discontinued operations, net of income taxes	0				0						0	0	0
Net income	11.6				34.0						57.2	53.2	58.8
Other comprehensive income (loss), net of tax	(2.3)				(14.5)						(2.1)	(13.9)	28.4
Comprehensive income (loss)	9.3				19.5						55.1	39.3	87.2
Mallinckrodt International Finance S.A.
Condensed Consolidating Financial Statements
Net sales	0				0						0	0	0
Cost of sales	0				0						0	0	0
Gross profit	0				0						0	0	0
Selling, general and administrative expenses	0.1				0						0.2	0	0.1
Research and development expenses	0				0						0	0	0
Separation costs	0				0						0	0	0.6
Restructuring charges, net	0				0						0	0	0
Gains on divestiture and license	0				0						0	0	0
Operating (loss) income	(0.1)				0						(0.2)	0	(0.7)
Interest expense	(12.8)				0						(23.3)	0	(19.6)
Interest income	0				0						0	0	0
Other income (expense), net	0				0						0	0	0
Intercompany interest and fees	0				0						0	0	0
Equity in net income of subsidiaries	11.7				34.0						74.9	53.2	96.7
Income (loss) from continuing operations before income taxes	(1.2)				34.0						51.4	53.2	76.4
Income tax expense (benefit)	(0.1)				0						(0.1)	0	0
Income (loss) from continuing operations	(1.1)				34.0						51.5	53.2	76.4
Income from discontinued operations, net of income taxes	0				0						0	0	0
Net income	(1.1)				34.0						51.5	53.2	76.4
Other comprehensive income (loss), net of tax	(2.3)				(14.5)						(2.1)	(13.9)	28.4
Comprehensive income (loss)	(3.4)				19.5						49.4	39.3	104.8
Other Subsidiaries
Condensed Consolidating Financial Statements
Net sales	557.8				585.3						1,098.0	1,089.3	2,204.5
Cost of sales	295.2				311.8						579.8	582.3	1,179.6
Gross profit	262.6				273.5						518.2	507.0	1,024.9
Selling, general and administrative expenses	186.1				160.7						328.2	307.5	604.4
Research and development expenses	41.4				39.2						80.4	77.6	165.7
Separation costs	2.0				14.4						3.4	26.4	70.4
Restructuring charges, net	21.7				6.4						29.7	6.6	33.2
Gains on divestiture and license	(0.9)				(0.7)						(13.8)	(1.4)	(2.9)
Operating (loss) income	12.3				53.5						90.3	90.3	154.1
Interest expense	0.4				(0.1)						1.1	(0.2)	0.1
Interest income	0.5				0.1						0.8	0.1	0.3
Other income (expense), net	(22.7)				0						(24.0)	0.2	0.6
Intercompany interest and fees	0.9				0						4.0	0	9.5
Equity in net income of subsidiaries	0				0						0	0	0
Income (loss) from continuing operations before income taxes	(8.6)				53.5						72.2	90.4	164.6
Income tax expense (benefit)	(20.4)				19.0						(3.6)	36.1	68.9
Income (loss) from continuing operations	11.8				34.5						75.8	54.3	95.7
Income from discontinued operations, net of income taxes	(0.1)				(0.5)						(0.9)	(1.1)	1.0
Net income	11.7				34.0						74.9	53.2	96.7
Other comprehensive income (loss), net of tax	(2.4)				(10.5)						(2.3)	(9.9)	35.7
Comprehensive income (loss)	9.3				23.5						72.6	43.3	132.4
Eliminations
Condensed Consolidating Financial Statements
Net sales	0				0						0	0	0
Cost of sales	0				0						0	0	0
Gross profit	0				0						0	0	0
Selling, general and administrative expenses	0				0						0	0	0
Research and development expenses	0				0						0	0	0
Separation costs	0				0						0	0	0
Restructuring charges, net	0				0						0	0	0
Gains on divestiture and license	0				0						0	0	0
Operating (loss) income	0				0						0	0	0
Interest expense	0				0						0	0	0
Interest income	0				0						0	0	0
Other income (expense), net	0				0						0	0	0
Intercompany interest and fees	0				0						0	0	0
Equity in net income of subsidiaries	(10.6)				(68.0)						(126.4)	(106.4)	(173.1)
Income (loss) from continuing operations before income taxes	(10.6)				(68.0)						(126.4)	(106.4)	(173.1)
Income tax expense (benefit)	0				0						0	0	0
Income (loss) from continuing operations	(10.6)				(68.0)						(126.4)	(106.4)	(173.1)
Income from discontinued operations, net of income taxes	0				0						0	0	0
Net income	(10.6)				(68.0)						(126.4)	(106.4)	(173.1)
Other comprehensive income (loss), net of tax	4.7				25.0						4.4	23.8	(64.1)
Comprehensive income (loss)	$ (5.9)				$ (43.0)						$ (122.0)	$ (82.6)	$ (237.2)

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.